SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

On January 13, 2026, Innovation Beverage Group Limited (the “Company”) entered into an At-The-Market Issuance Sales Agreement (the “ATM Agreement”) with Aegis Capital Corp., as exclusive sales agent, under which the Company could issue and sell its Ordinary Shares, without par value per share, from time to time for aggregate gross proceeds of up to the lesser of $2,500,000 or the Company’s maximum capacity under its Form F-3 shelf registration statement. From January 13, 2026 through March 6, 2026, the Company sold 320,000 Ordinary Shares under the ATM Agreement for aggregate gross proceeds of $2,038,050, less direct offering costs of $60,462, resulting in net proceeds of $1,977,588.

Effective January 14, 2026, the Company and Tradigital Marketing Group (“Tradigital”) reached an agreement to settle a contractual dispute regarding the number of additional ordinary shares issuable under a prior agreement. Pursuant to the settlement, the Company issued 4,800 Ordinary Shares in full and final settlement of the matter. See Note 13.

On January 29, 2026, related party loans including an aggregate principal amount of $242,308 and accrued interest of $4,156 were fully repaid.

On January 30, 2026, the Company effected one-for-five reverse stock splits of its ordinary shares. All share and per-share amounts presented in the accompanying consolidated financial statements and related notes have been retrospectively adjusted to reflect the reverse stock split.

On February 15, 2026, the Company issued 50,000 Ordinary Shares in settlement of accounts payable.

Effective March 15, 2026, the Group entered into a new lease agreement for a property located at 47 Holbeche Road, Arndell Park, replacing the previous Seven Hills arrangement. The new lease has a term of five years, expiring in March 2031, with an option to extend it for an additional five years. The commencement rental is approximately $209,000 per annum, or approximately $17,414 per month, excluding applicable taxes, and is subject to an initial six-week rent-free incentive period and annual rent reviews.

On March 16, 2026, the Company closed a follow-on offering through Aegis Capital Corp., issuing (i) 747,000 Ordinary Units (each consisting of one Ordinary Share, one Series A Warrant, and one Series B Warrant) at a price of $1.75 per unit, and (ii) 2,681,569 Pre-Funded Units (each consisting of one Pre-Funded Warrant to purchase one Ordinary Share, one Series A Warrant, and one Series B Warrant) at a price of $1.75 per unit, generating aggregate gross proceeds of approximately $6,000,000. Net proceeds to the Company were approximately $2,337,496 after deducting placement agent discounts ($420,000 in total), non-accountable expense reimbursements, professional fees, and $2,500,000 paid at the direction of the Company and BlockFuel Energy, Inc. (“BFE”) to satisfy the Company’s obligation to fund a $2,500,000 promissory note to BFE and consummate BFE’s repurchase of common stock pursuant to its call right. As of the date of this report, 2,384,641 of the Pre-Funded Warrants had been exercised, resulting in the issuance of 2,384,641 Ordinary Shares.

On March 16, 2026, Innovation Beverage Group Limited (“IBG”) acquired a controlling interest in BlockFuel Energy Inc. (“BFE”) through a share exchange transaction with certain existing stockholders of BFE. Pursuant to the agreement, stockholders holding an aggregate of 127,628 shares of BFE’s common stock transferred such shares to IBG in exchange for warrants to acquire shares of IBG. Following the transaction, IBG owned approximately 51% of the outstanding common stock of BFE, and BFE became a majority-owned subsidiary of IBG.

On March 20, 2026, the Company issued 20,000 Ordinary Shares in exchange for services.

On August 25, 2026, Innovation Beverage Group Limited issued a Convertible Promissory Note to ClearThink Capital Partners, LLC with a principal amount of $1,150,000.00 (which includes a purchase price of $1,000,000.00 and an original issue discount of $150,000.00) maturing on August 25, 2027. The Note carries a one-time interest charge of 10% ($115,000.00) applied on the issue date and becomes convertible into ordinary shares at the option of the holder upon the earlier of the effectiveness of a registration statement or the six-month anniversary of the issuance date. The conversion price is set at 80% of the lowest closing price during the five trading days prior to conversion, subject to a floor price.

In accordance with ASC 855-10, Subsequent Events, the Group has analyzed its operations subsequent to December 31, 2025, through the date when the consolidated financial statements were available to be issued and has determined that it does not have any other material subsequent events to disclose in these financial statements.